HIBERNIA FUNDS
Hibernia Capital Appreciation Fund
Hibernia Louisiana Municipal Income Fund
Hibernia Mid Cap Equity Fund
Hibernia Total Return Bond Fund
Hibernia U.S. Government Income Fund
Hibernia Cash Reserve Fund
Hibernia U.S. Treasury Money Market Fund
Supplement to Prospectus Dated October 31, 1998

At a Special Meeting of Shareholders to be held on September 13, 1999, shareholders of the above-referenced Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after September 14, 1999. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:


                     (1)   To elect two Trustees.

                     (2) To make changes to the Funds' fundamental investment policies:

(a) To amend the Funds' fundamental investment policies regarding diversification
                                    (Louisiana Municipal Income Fund is a
                                    non-diversified fund, therefore its
                                    shareholders will not vote on this
                                    Proposal.);

                    (b)  To amend the  Funds'  fundamental  investment  policies
                         regarding    borrowing   money   and   issuing   senior
                         securities;

                           (c) To amend the Funds' fundamental investment policies regarding investments in real estate;

                           (d) To amend the Funds' fundamental investment policies regarding investing in commodities;

                           (e) To amend the Funds' fundamental investment policies regarding underwriting securities;

                           (f) To amend the Funds' fundamental investment policies regarding lending by the Funds;

                           (g) To amend, and to make non-fundamental, the Funds' (except U.S. Treasury Money Market
                                    Fund) fundamental investment policies
                                    regarding buying securities on margin;

                           (h) To amend, and to make non-fundamental, the Funds' (except U.S. Treasury Money Market
                                    Fund) fundamental investment policies
                                    regarding pledging assets;

                           (i) To amend, and to make non-fundamental, the Louisiana Municipal Income Fund's fundamental investment policy regarding investing in restricted securities (Only shareholders of Louisiana Municipal Income Fund are entitled to vote on this Proposal.); and

                           (j) To amend, and to make non-fundamental, Cash Reserve Fund's fundamental investment policy regarding acquiring securities (Only shareholders of Cash Reserve Fund are entitled to vote on this Proposal.).

                     (3) To eliminate certain of the Funds' fundamental investment policies:

                    (a)  To remove the Funds' (except U.S. Treasury Money Market
                         Fund)  fundamental   investment   policies  on  selling
                         securities short; and

                    (b) To remove the Capital Appreciation Fund's, Louisiana Municipal Income Fund's and U.S. Government Income Fund's fundamental investment policies on investing in oil, gas, and minerals. (Only shareholders of the Capital Appreciation Fund, Louisiana Municipal Income Fund and U.S. Government Income Fund are entitled to vote on this Proposal.)


                           To transact such other business as may properly come before the meeting or any adjournment thereof.

                                                                 August 27, 1999



Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

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